FINANCIAL INSTRUMENTS (Details 11) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 65,191,451
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	20,968,035
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,009,696
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,126,010
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	16,087,710
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	53,592,620
Borrowings And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	10,522,974
Borrowings And Financing [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	14,615,628
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	12,949,869
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,504,149
Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	1,093,739
Leases [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	238,702
Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	317,504
Leases [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	132,888
Leases [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	404,645
Derivatives [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	153,507
Derivatives [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	153,507
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,229,736
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,162,929
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	63,214
Trade Payables [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	3,203
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	390
Trade Payables Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,905,018
Trade Payables Forfaiting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,905,018
Dividends And Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	125,062
Dividends And Interest On Capital [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	125,062
Concessions To Be Paid [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	91,769
Concessions To Be Paid [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,350
Concessions To Be Paid [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,350
Concessions To Be Paid [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	40,050
Concessions To Be Paid [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 25,019